Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 11 — ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	June 30,	December 31,
	2025	2024
Salary and welfare payable	$225,105	$285,195
VAT and other taxes payables	107,363	114,114
Interest payable	19,245	21,398
Deferred revenue	169,072	219,933
Other accrued expenses	10,765	54,072
Total	$531,550	$694,712